Label	Element	Value
MFS Research International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Research International PortfolioPORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Massachusetts Financial Services Company (“MFS” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, and depositary receipts for those securities. The Portfolio may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. In selecting investments for the Portfolio, MFS is not constrained by any particular investment style. MFS may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. While the Portfolio may invest in companies of any size, MFS’ investment strategy has generally resulted in a focus on large capitalization companies. MFS allocates the Portfolio’s assets to eight global sector analyst teams. In conjunction with a team of investment research analysts, sector leaders select investments for the Portfolio. MFS generally manages the Portfolio to be sector neutral to the MSCI EAFE® Index (the “Index”) using MFS’s custom industry and sector categories to classify the Portfolio’s and the Index’s holdings. MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus. The significance of any specific risk to an investment in the Portfolio will vary over time, depending on the composition of the Portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Market Risk. The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID‑19 outbreak. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio. Foreign Investment Risk. Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceeds repatriation restrictions, withholding and other taxes, some of which may be confiscatory, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets. Market Capitalization Risk. Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies. Investment Style Risk. Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. Focused Investment Risk. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes inthe Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes inthe Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter2nd – 2020 16.59%Lowest Quarter1st – 2020-19.88%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2020
MFS Research International Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 920
2011	rr_AnnualReturn2011	(10.44%)
2012	rr_AnnualReturn2012	16.97%
2013	rr_AnnualReturn2013	19.58%
2014	rr_AnnualReturn2014	(6.74%)
2015	rr_AnnualReturn2015	(1.50%)
2016	rr_AnnualReturn2016	(0.67%)
2017	rr_AnnualReturn2017	28.51%
2018	rr_AnnualReturn2018	(13.81%)
2019	rr_AnnualReturn2019	28.69%
2020	rr_AnnualReturn2020	13.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.88%)
1 Year	rr_AverageAnnualReturnYear01	13.28%
5 Years	rr_AverageAnnualReturnYear05	9.91%
10 Years	rr_AverageAnnualReturnYear10	6.32%
MFS Research International Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,215
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	9.64%
10 Years	rr_AverageAnnualReturnYear10	6.05%
MFS Research International Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	$ 1,098
1 Year	rr_AverageAnnualReturnYear01	13.06%
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	6.15%
MFS Research International Portfolio | MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%
MFS Research International Portfolio | MSCI All Country World (ex-U.S.) Index (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	8.92%
10 Years	rr_AverageAnnualReturnYear10	4.92%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2021 through April 30, 2022, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2022, only with the approval of the Board of Trustees of the Portfolio.